Non-Current Liabilities - US Warrant Liability (Tables)	12 Months Ended
Jun. 30, 2018
Schedule of US Warrant Non-Current Liabilities

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Warrants fair value at issue date	2,755,375	—
Fair value movements	189,983	—

Balance at 30 June 2018	2,945,358	—

Summary of Fair Value of Warrants

The following assumptions were based on observable market conditions that existed at the issue date and at 30 June 2018:

Assumption	At issue date	At 30 June 2018	Rationale
Historic volatility	58.0%	55.4%	Based on 12-month historical volatility data for the Company
Exercise price	US$2.50	US$2.50	As per subscription agreement
Share price	US$2.17	US$2.38	Closing share price on valuation date from external market source
Risk-free interest rate	1.930%	2.730%	Based on the US Government securities yields which match the term of the warrant
Dividend yield	0.0%	0.0%	Based on the Company’s nil dividend history
Fair value per warrant	US$1.0716 A$1.3962	US$1.1031 A$1.4900	Determined using Black-Scholes models with the inputs above
Fair value	A$2,755,375	A$2,945,358	Fair value of 1,973,451 warrants